                                   Law Offices
                      Stradley, Ronon, Stevens & Young, LLP
                             1220 19th Street, N.W.
                                    Suite 600
                             Washington, D.C. 20036
                                 (202) 822-9611

Prufesh R. Modhera, Esq.                                 1933 Act Rule 485(a)(1)
Direct Dial - (202) 419-8417                           1933 Act File No. 2-92136
pmodhera@stradley.com                                 1940 Act File No. 811-4062

                                February 25, 2005

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      GAM Funds, Inc.
                           File Nos. 2-92136 and 811-4062

Ladies and Gentlemen:

     Included  with this  letter  via the EDGAR  system,  please  find  enclosed
Post-Effective  Amendment No. 42 (the "Amendment") to the Registration Statement
of GAM Funds,  Inc. (the  "Registrant").  The Amendment is being filed under the
Securities Act of 1933, as amended (the "1933 Act") and the  Investment  Company
Act of 1940, as amended,  and is submitted  to, among other things,  reflect the recent disclosure requirements regarding policies designed to prohibit predatory trading  activities,  policies on fair  valuation  of  securities  and  policies regarding periodic disclosure of portfolio holdings. In addition,  the Amendment is being filed to reflect  certain name changes for several of the  Registrant's series and related  changes to each of those series'  investment  objectives and strategies.

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and will  become  effective  on April 30,  2005.  The  Registrant  intends to file a subsequent post-effective amendment,  pursuant to Rule 485(b) under the 1933 Act for the  purpose  of  updating  financial  information,  reflecting  the  recent disclosure requirements regarding portfolio managers and to respond to comments, if any, conveyed by the Commission staff on the Amendment.

     Please  direct  questions or comments  relating to this filing to me at the above-referenced telephone number.

                                             Very truly yours,

                                             /s/ Prufesh R. Modhera
                                             Prufesh R. Modhera